FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 69
Derivative financial liabilities, Expected Cash Flows	69
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	780	$ 1,005	$ 796
Loans and borrowings	10,876	10,152
Dividends payable	115	$ 110	$ 97
Lease liabilities	774
Trade payables and accrued liabilities, Expected Cash Flows	780
Loans and borrowings, Expected Cash Flows	16,275
Dividends payable, Expected Cash Flows	115
Finance leases, Expected Cash Flows	1,064
Less than 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	69
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	780
Loans and borrowings, Expected Cash Flows	1,058
Dividends payable, Expected Cash Flows	115
Finance leases, Expected Cash Flows	131
Later than one year and not later than three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,262
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	217
3 – 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,708
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	174
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	10,247
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	$ 542